Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	846,799,712.80	36,803
Yield Supplement Overcollateralization Amount 01/31/26	42,184,593.67	0
Receivables Balance 01/31/26	888,984,306.47	36,803
Principal Payments	34,778,129.22	955
Defaulted Receivables	2,511,898.71	73
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	39,984,977.79	0
Pool Balance at 02/28/26	811,709,300.75	35,775

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.44%
Prepayment ABS Speed	1.84%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	10,232,518.59	414
Past Due 61-90 days	3,502,279.28	125
Past Due 91-120 days	1,070,515.83	40
Past Due 121+ days	0.00	0
Total	14,805,313.70	579

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	1,481,771.33
Aggregate Net Losses/(Gains) - February 2026	1,030,127.38
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.39%
Prior Net Losses/(Gains) Ratio	1.00%
Second Prior Net Losses/(Gains) Ratio	0.94%
Third Prior Net Losses/(Gains) Ratio	0.41%
Four Month Average	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.46%

Overcollateralization Target Amount	7,305,383.71
Actual Overcollateralization	7,305,383.71
Weighted Average Contract Rate	6.60%
Weighted Average Contract Rate, Yield Adjusted	9.11%
Weighted Average Remaining Term	53.14

Flow of Funds	$ Amount
Collections	40,881,594.22
Investment Earnings on Cash Accounts	29,596.82
Servicing Fee	(740,820.26)
Transfer to Collection Account	-
Available Funds	40,170,370.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,785,375.90
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	9,269,214.63
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,305,383.71
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,610,396.54

Total Distributions of Available Funds	40,170,370.78

Servicing Fee	740,820.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 02/17/26	839,178,515.38
Principal Paid	34,774,598.34
Note Balance @ 03/16/26	804,403,917.04

Class A-1
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2a
Note Balance @ 02/17/26	158,674,199.47
Principal Paid	18,751,008.91
Note Balance @ 03/16/26	139,923,190.56
Note Factor @ 03/16/26	63.6014503%

Class A-2b
Note Balance @ 02/17/26	135,594,315.91
Principal Paid	16,023,589.43
Note Balance @ 03/16/26	119,570,726.48
Note Factor @ 03/16/26	63.6014503%

Class A-3
Note Balance @ 02/17/26	408,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	408,000,000.00
Note Factor @ 03/16/26	100.0000000%

Class A-4
Note Balance @ 02/17/26	82,330,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	82,330,000.00
Note Factor @ 03/16/26	100.0000000%

Class B
Note Balance @ 02/17/26	36,380,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	36,380,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Note Balance @ 02/17/26	18,200,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	18,200,000.00
Note Factor @ 03/16/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,785,375.90
Total Principal Paid	34,774,598.34
Total Paid	37,559,974.24

Class A-1
Coupon	4.46100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.38000%
Interest Paid	579,160.83
Principal Paid	18,751,008.91
Total Paid to A-2a Holders	19,330,169.74

Class A-2b
SOFR Rate	3.65819%
Coupon	4.12819%
Interest Paid	419,819.32
Principal Paid	16,023,589.43
Total Paid to A-2b Holders	16,443,408.75

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2964407
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.6703864
Total Distribution Amount	30.9668271

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.6325492
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	85.2318587
Total A-2a Distribution Amount	87.8644079

A-2b Interest Distribution Amount	2.2330815
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	85.2318587
Total A-2b Distribution Amount	87.4649402

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	266.55
Noteholders' Third Priority Principal Distributable Amount	523.37
Noteholders' Principal Distributable Amount	210.08

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	3,032,278.96
Investment Earnings	8,314.25
Investment Earnings Paid	(8,314.25)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96